Taxes - Operating taxes and levies - Developments in tax disputes and audits - Orange Belgium (Details) € in Millions	Dec. 22, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Investment in Walloon region investment plans	€ 60
Investment period by operator	3 years
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Payment of operators combined settlement fee on Pylon tax in Belgium	€ 16
Investment in Walloon region investment plans	20
Orange Belgium [member] | Wallon government [member]
Disclosure of subsidiaries [line items]
Operators combined settlement fee on pylon tax in Belgium	€ 45